T. ROWE PRICE SMALL-CAP STOCK FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.3%
COMMUNICATION SERVICES 2.1%
Entertainment 0.6%
Zynga, Class A (1)	6,499,100	44,519
		44,519
Media 1.5%
Cable One	63,000	103,572
		103,572
Total Communication Services		148,091
CONSUMER DISCRETIONARY 8.1%
Auto Components 0.6%
Gentherm (1)	800,241	25,128
Visteon (1)	358,524	17,202
		42,330
Diversified Consumer Services 1.0%
API Group (1)	2,480,937	17,367
API Group, Warrants, 10/10/20 (1)	2,573,386	2,985
Bright Horizons Family Solutions (1)	334,500	34,119
ServiceMaster Global Holdings (1)	249,600	6,739
Strategic Education	69,800	9,755
		70,965
Hotels, Restaurants & Leisure 1.9%
Chuy's Holdings (1)	820,111	8,259
Darden Restaurants	136,853	7,453
Denny's (1)	1,595,000	12,250
Drive Shack (1)	2,768,000	4,207
Dunkin' Brands Group	523,476	27,797
Fiesta Restaurant Group (1)	1,115,507	4,495
OneSpaWorld Holdings	1,594,604	6,474
Papa John's International	1,137,700	60,719
Red Robin Gourmet Burgers (1)(4)	762,657	6,498
		138,152

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Household Durables 1.1%
Cavco Industries (1)	124,600	18,059
Skyline Champion (1)	1,150,441	18,039
Tempur Sealy International (1)	498,400	21,785
TRI Pointe Group (1)	2,267,946	19,890
		77,773
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Acquisition Date: 5/25/18, Cost $330
(1)(2)(3)	48,677	225
		225
Multiline Retail 0.9%
Ollie's Bargain Outlet Holdings (1)	1,417,519	65,688
Tuesday Morning (1)(4)	3,782,500	2,178
		67,866
Specialty Retail 2.5%
Aaron's	1,346,151	30,665
Burlington Stores (1)	500,000	79,230
Five Below (1)	149,900	10,550
Michaels (1)	3,138,600	5,085
Monro	1,151,900	50,465
RH (1)	81,490	8,187
		184,182
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $6,034
(1)(2)(3)	550,195	5,246
		5,246
Total Consumer Discretionary		586,739
CONSUMER STAPLES 5.2%
Beverages 1.1%
Boston Beer, Class A (1)	224,446	82,497
		82,497
Food & Staples Retailing 0.4%
Grocery Outlet Holding (1)	97,300	3,341

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Performance Food Group (1)	1,047,238	25,888
		29,229
Food Products 3.7%
AD Makepeace	164	869
ADM Holdings (3)	164	223
BellRing Brands, Class A (1)	576,052	9,822
Cal-Maine Foods	1,120,667	49,287
Collier Creek Holdings (1)	1,253,640	12,800
Nomad Foods (1)	1,560,951	28,971
Post Holdings (1)	599,000	49,699
Sanderson Farms	324,500	40,017
Simply Good Foods (1)	1,101,925	21,223
TreeHouse Foods (1)	1,210,175	53,429
		266,340
Total Consumer Staples		378,066
ENERGY 1.7%

Energy Equipment & Services 0.6%
Computer Modelling Group (CAD)	1,434,300	3,903
Dril-Quip (1)	389,300	11,874
Halliburton	1,705,603	11,683
Liberty Oilfield Services, Class A	3,298,758	8,874
NexTier Oilfield Solutions (1)	4,276,686	5,004
		41,338
Oil, Gas & Consumable Fuels 1.1%
Diamondback Energy	1,060,850	27,794
Kosmos Energy	1,067,711	956
Magnolia Oil & Gas, Class A (1)	4,091,400	16,366
New Fortress Energy (1)	563,810	5,520
Parsley Energy, Class A	968,227	5,548
Seven Generations Energy, Class A (CAD) (1)	2,490,200	2,743
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$1,247 (1)(2)(3)	413	1,589

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $20,149 (1)(2)(3)	5,556	21,379
		81,895
Total Energy		123,233
FINANCIALS 15.3%

Banks 8.3%
Atlantic Capital Bancshares (1)	843,828	10,016
BankUnited	1,865,773	34,890
Bridge Bancorp	878,711	18,594
CenterState Bank	1,645,920	28,359
Columbia Banking System	589,361	15,795
CrossFirst Bankshares (1)	1,346,250	11,309
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,938 (1)(2)(3)	293,821	2,174
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,443 (1)(2)(3)	144,311	1,068
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date:
5/6/19, Cost $ - (1)(2)(3)	43,813	—
East West Bancorp	678,500	17,465
Equity Bancshares, Class A (1)	678,400	11,703
FB Financial	1,101,337	21,718
First Bancshares	804,105	15,334
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000 (1)(2)(3)	500,044	3,700
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $ - (1)(2)(3)	98,245	271
Heritage Commerce	2,084,435	15,988
Heritage Financial	886,400	17,728
Home BancShares	3,344,500	40,101
Independent Bank, (MA)	124,800	8,033
Independent Bank Group	881,472	20,873
Investors Bancorp	2,435,200	19,457
Live Oak Bancshares	1,023,166	12,759
Origin Bancorp	970,723	19,657
Pacific Premier Bancorp	1,148,800	21,643
Pinnacle Financial Partners	1,067,895	40,089
Professional Holding, Class A (1)	224,915	3,587
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Prosperity Bancshares	599,300	28,916
Seacoast Banking (1)	1,822,444	33,369
Signature Bank	290,267	23,335
South State	377,344	22,162
Towne Bank	1,037,884	18,775
Webster Financial	845,737	19,367
Western Alliance Bancorp	1,335,600	40,883
		599,118
Capital Markets 1.2%
Cboe Global Markets	754,599	67,348
Conyers Park II Acquisition (1)	1,303,767	13,761
StepStone Group, Class A, Acquisition Date: 8/19/19, Cost
$7,468 (1)(2)(3)(5)	9,371	5,548
		86,657
Consumer Finance 0.9%
Encore Capital Group (1)	998,695	23,350
PRA Group (1)	1,074,575	29,787
SLM	1,938,300	13,936
		67,073
Insurance 3.3%
Assurant	548,200	57,062
Axis Capital Holdings	927,300	35,840
Hanover Insurance Group	427,700	38,741
ProSight Global (1)	301,897	2,944
Safety Insurance Group	274,650	23,189
Selective Insurance Group	1,198,400	59,560
State Auto Financial	604,815	16,808
		234,144
Thrifts & Mortgage Finance 1.6%
Capitol Federal Financial	1,852,235	21,505
Essent Group	640,900	16,881
Meridian Bancorp	2,009,193	22,543
PennyMac Financial Services	1,427,770	31,568
Radian Group	1,310,800	16,975

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Sterling Bancorp	1,547,023	6,652
		116,124
Total Financials		1,103,116
HEALTH CARE 17.9%

Biotechnology 6.8%
ACADIA Pharmaceuticals (1)	263,034	11,113
Acceleron Pharma (1)	310,900	27,941
Agios Pharmaceuticals (1)	284,086	10,079
Aimmune Therapeutics (1)	797,512	11,500
Allogene Therapeutics (1)	149,971	2,915
Amarin, ADR (1)	648,400	2,594
Arcutis Biotherapeutics (1)	123,806	3,689
Argenx, ADR (1)	290,483	38,265
Ascendis Pharma, ADR (1)	620,962	69,927
Blueprint Medicines (1)	499,549	29,214
CRISPR Therapeutics (1)	61,605	2,613
Enanta Pharmaceuticals (1)	46,500	2,391
G1 Therapeutics (1)	266,527	2,937
Global Blood Therapeutics (1)	873,381	44,621
Homology Medicines (1)	439,738	6,834
IGM Biosciences (1)	188,124	10,563
Immunomedics (1)	725,200	9,776
Insmed (1)	1,576,483	25,271
Iovance Biotherapeutics (1)	142,400	4,263
Krystal Biotech (1)	97,534	4,217
Momenta Pharmaceuticals (1)	937,890	25,511
Orchard Therapeutics, ADR (1)	1,101,532	8,295
Principia Biopharma (1)	296,385	17,599
PTC Therapeutics (1)	217,100	9,685
Radius Health (1)	1,720,614	22,368
Scholar Rock Holding (1)	296,453	3,590
Seattle Genetics (1)	235,821	27,209
Tricida (1)	388,389	8,545
Ultragenyx Pharmaceutical (1)	516,030	22,927

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Xencor (1)	766,078	22,890
		489,342
Health Care Equipment & Supplies 4.1%
AtriCure (1)	539,300	18,115
Avanos Medical (1)	1,072,656	28,887
ICU Medical (1)	229,035	46,212
iRhythm Technologies (1)	540,185	43,944
JAND, Class A, Acquisition Date: 3/9/18, Cost $6,622 (1)(2)(3)	421,333	7,652
Nevro (1)	229,281	22,924
NuVasive (1)	426,500	21,607
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938
(1)(2)(3)	3,701,604	7,012
Penumbra (1)	101,600	16,391
Quidel (1)	868,591	84,957
		297,701
Health Care Providers & Services 3.6%
Acadia Healthcare (1)	723,395	13,274
Alignment Healthcare Partners, Acquisition Date: 2/28/20, Cost
$8,730 (1)(2)(3)	720,368	8,730
Amedisys (1)	348,949	64,046
Cross Country Healthcare (1)	1,201,140	8,096
Hanger (1)(4)	1,954,002	30,443
Molina Healthcare (1)	658,940	92,061
Oak Street Health, Acquisition Date: 3/5/20, Cost $5,589
(1)(2)(3)(5)	35,760	5,589
Pennant Group (1)	580,700	8,223
U. S. Physical Therapy	399,308	27,552
		258,014
Health Care Technology 0.6%
HMS Holdings (1)	1,297,727	32,793
Tabula Rasa HealthCare (1)	145,700	7,619
		40,412
Life Sciences Tools & Services 0.7%
Adaptive Biotechnologies (1)	331,062	9,197
Bruker	1,247,468	44,734
		53,931
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Pharmaceuticals 2.1%
Cara Therapeutics (1)	418,107	5,523
Catalent (1)	1,376,338	71,501
MyoKardia (1)	495,227	23,216
Odonate Therapeutics (1)	108,374	2,992
Reata Pharmaceuticals, Class A (1)	189,412	27,340
TherapeuticsMD (1)	9,188,612	9,740
Turning Point Therapeutics (1)	201,038	8,978
		149,290
Total Health Care		1,288,690
INDUSTRIALS & BUSINESS SERVICES 14.2%

Aerospace & Defense 2.7%
Aerojet Rocketdyne Holdings (1)	673,054	28,154
BWX Technologies	852,153	41,509
Cubic	928,400	38,352
Teledyne Technologies (1)	294,100	87,427
		195,442
Airlines 0.4%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost $16,753 (1)(2)(3)(5)	111,905	22,359
Hawaiian Holdings	521,473	5,444
		27,803
Building Products 0.8%
Gibraltar Industries (1)	1,061,965	45,579
PGT Innovations (1)	1,459,675	12,247
		57,826
Commercial Services & Supplies 1.7%
Brink's	1,022,224	53,207
Heritage-Crystal Clean (1)	839,000	13,626
Rentokil Initial (GBP)	8,186,621	39,099
Team (1)	1,289,900	8,384
Tetra Tech	114,700	8,100
		122,416

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Construction & Engineering 0.2%
Valmont Industries	150,008	15,898
		15,898
Electrical Equipment 0.4%
AZZ	953,254	26,805
Thermon Group Holdings (1)	384,464	5,794
		32,599
Machinery 4.8%
Barnes Group	69,100	2,890
Chart Industries (1)	573,654	16,624
ESCO Technologies	785,561	59,632
Federal Signal	596,400	16,270
Graco	803,900	39,174
Helios Technologies	508,405	19,279
Ingersoll Rand (1)	1,842,465	45,693
John Bean Technologies	806,800	59,921
Mueller Water Products, Class A	2,990,600	23,955
REV Group	589,017	2,456
Toro	899,400	58,542
		344,436
Marine 0.7%
Matson	1,544,660	47,297
		47,297
Road & Rail 1.5%
Knight-Swift Transportation Holdings	1,647,478	54,037
Landstar System	244,300	23,419
Saia (1)	199,800	14,693
Schneider National, Class B	797,915	15,432
		107,581
Trading Companies & Distributors 1.0%
SiteOne Landscape Supply (1)	1,007,335	74,160
		74,160
Total Industrials & Business Services		1,025,458

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

INFORMATION TECHNOLOGY 12.4%

Electronic Equipment, Instruments & Components 2.6%
Belden	143,500	5,177
CTS	1,398,796	34,816
Littelfuse	233,800	31,194
National Instruments	1,546,624	51,162
Novanta (1)	796,078	63,591
		185,940
IT Services 1.7%
Booz Allen Hamilton Holding	748,700	51,391
Euronet Worldwide (1)	384,400	32,951
Evo Payments, Class A (1)	364,436	5,576
Parsons (1)	451,996	14,446
ServiceTitan, Acquisition Date: 11/9/18, Cost $484 (1)(2)(3)	18,389	362
StoneCo, Class A (1)	699,090	15,219
Tucows, Class A (1)	14,429	696
		120,641
Semiconductors & Semiconductor Equipment 3.1%
Entegris	1,750,000	78,347
Inphi (1)	149,365	11,825
Lattice Semiconductor (1)	4,555,660	81,182
MKS Instruments	124,500	10,141
Monolithic Power Systems	89,733	15,027
PDF Solutions (1)	1,243,211	14,570
Semtech (1)	326,700	12,251
		223,343
Software 5.0%
Avalara (1)	49,900	3,723
Ceridian HCM Holding (1)	1,041,292	52,137
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339
(1)(2)(3)	189,521	4,029
Coupa Software (1)	199,667	27,899
Descartes Systems Group (1)	1,737,500	59,753
Five9 (1)	624,230	47,729
nCino, Acquisition Date: 9/16/19, Cost $8,961 (1)(2)(3)	411,990	6,631
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
PagerDuty (1)	396,854	6,858
Paycom Software (1)	194,543	39,300
Proofpoint (1)	460,600	47,253
SS&C Technologies Holdings	1,331,069	58,327
Toast, Acquisition Date: 9/14/18, Cost $18 (1)(2)(3)	1,059	36
Zendesk (1)	145,000	9,281
		362,956
Total Information Technology		892,880
MATERIALS 3.4%

Chemicals 1.1%
Element Solutions (1)	2,748,867	22,981
Minerals Technologies	683,600	24,787
Quaker Chemical	259,600	32,782
		80,550
Containers & Packaging 0.2%
Reynolds Consumer Products	497,459	14,511
		14,511
Metals & Mining 1.7%
Alcoa (1)	1,673,900	10,311
Constellium (1)	2,538,300	13,224
ERO Copper (CAD) (1)	2,198,100	16,510
Franco-Nevada (CAD)	329,500	32,922
Haynes International (4)	713,572	14,707
Northern Star Resources (AUD)	5,645,839	36,574
		124,248
Paper & Forest Products 0.4%
Stella-Jones (CAD)	796,900	17,361
West Fraser Timber (CAD)	599,500	11,434
		28,795
Total Materials		248,104
REAL ESTATE 6.2%

Equity Real Estate Investment Trusts 5.2%
Acadia Realty Trust, REIT	742,500	9,200
American Campus Communities, REIT	1,266,500	35,145
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Community Healthcare Trust, REIT	233,800	8,950
CubeSmart, REIT	1,146,800	30,723
EastGroup Properties, REIT	688,100	71,893
First Industrial Realty Trust, REIT	609,944	20,268
JBG SMITH Properties, REIT	1,766,986	56,243
Paramount Group, REIT	1,291,826	11,368
PS Business Parks, REIT	518,174	70,223
Regency Centers, REIT	299,320	11,503
Rexford Industrial Realty, REIT	1,206,200	49,466
		374,982
Real Estate Management & Development 1.0%
FirstService	916,979	70,717
		70,717
Total Real Estate		445,699
UTILITIES 5.4%
Electric Utilities 1.1%
PNM Resources	2,036,300	77,379
		77,379
Gas Utilities 2.7%
Chesapeake Utilities	497,757	42,663
ONE Gas	939,100	78,527
Southwest Gas Holdings	1,096,932	76,303
		197,493
Independent Power & Renewable Electricity Producers 0.3%
NextEra Energy Partners	550,600	23,676
		23,676
Water Utilities 1.3%
California Water Service Group	609,900	30,690
Middlesex Water	440,388	26,476
SJW Group	647,000	37,378
		94,544
Total Utilities		393,092
Total Miscellaneous Common Stocks 3.4% (6)		248,636
Total Common Stocks (Cost $6,593,979)		6,881,804
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

CONVERTIBLE PREFERRED STOCKS 2.3%
CONSUMER DISCRETIONARY 0.8%
Automobiles 0.1%
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost
$12,773 (1)(2)(3)	1,188,846	12,773
		12,773
Diversified Consumer Services 0.1%
1stdibs. com, Series D, Acquisition Date: 2/7/19, Cost $5,328
(1)(2)(3)	1,063,187	3,942
		3,942
Internet & Direct Marketing Retail 0.3%
A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost
$5,243 (1)(2)(3)	696,458	3,221
Roofoods, Series F, Acquisition Date: 9/12/17, Cost $20,268
(1)(2)(3)	57,324	16,487
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $659
(1)(2)(3)	1,576	487
		20,195
Specialty Retail 0.2%
Vroom, Series F, Acquisition Date: 6/30/17, Cost $9,652
(1)(2)(3)	565,866	11,387
Vroom, Series H, Acquisition Date: 11/21/19, Cost $5,075
(1)(2)(3)	186,640	3,756
		15,143
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $1,974
(1)(2)(3)	180,000	1,716
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $347
(2)(3)	31,625	302
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $3,314
(1)(2)(3)	302,225	2,882
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $1,061
(1)(2)(3)	96,710	922
		5,822
Total Consumer Discretionary		57,875

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

CONSUMER STAPLES 0.2%
Food Products 0.2%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $14,331 (1)(2)(3)	776,181	13,388
Total Consumer Staples		13,388
HEALTH CARE 0.2%
Biotechnology 0.1%
Generation Bio, Series C, Acquisition Date: 1/9/20, Cost $4,023
(1)(2)(3)	719,502	2,977
		2,977
Health Care Equipment & Supplies 0.1%
JAND, Series E, Acquisition Date: 3/9/18, Cost $8,169 (1)(2)(3)	519,754	9,440
		9,440
Total Health Care		12,417
INDUSTRIALS & BUSINESS SERVICES 0.2%
Road & Rail 0.2%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $8,346
(1)(2)(3)	1,175,394	11,777
Convoy, Series D, Acquisition Date: 10/30/19, Cost $10,022
(1)(2)(3)	740,142	7,416
Total Industrials & Business Services		19,193
INFORMATION TECHNOLOGY 0.9%
IT Services 0.1%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $10
(1)(2)(3)	381	7
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $4,907
(1)(2)(3)	186,629	3,674
		3,681
Software 0.8%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881
(1)(2)(3)	284,293	6,363
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,858
(1)(2)(3)	392,011	8,774
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Haul Hub, Series B, Acquisition Date: 2/14/20, Cost $2,984
(1)(2)(3)	204,652	2,208
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14, Cost
$10,984 (1)(2)(3)	4,787,573	10,310
Seismic Software, Series E, Acquisition Date: 12/13/18, Cost
$7,110 (1)(2)(3)	225,572	5,911
Toast, Series B, Acquisition Date: 9/14/18, Cost $165 (1)(2)(3)	9,531	320
Toast, Series D, Acquisition Date: 6/27/18, Cost $11,952
(1)(2)(3)	690,616	23,227
Toast, Series F, Acquisition Date: 2/14/20, Cost $2,548
(1)(2)(3)	56,074	1,886
		58,999
Total Information Technology		62,680
Total Convertible Preferred Stocks (Cost $166,984)		165,553

SHORT-TERM INVESTMENTS 2.3%

Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 0.95% (4)(7)	167,370,031	167,370
Total Short-Term Investments (Cost $167,370)		167,370

Total Investments in Securities 99.9%
(Cost $6,928,333)		$7,214,727

Other Assets Less Liabilities 0.1%		6,889
Net Assets 100.0%		$7,221,616

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security") .
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $269,153 and represents 3.7% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	Affiliated Companies

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

(5)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(6)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7)	Seven-day yield
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate	(Loss)				Gain/Loss	Income
Chuy's Holdings			$128		$(13,157)	$—
Hanger			528		(24,090)	—
Haynes International			(529)		(10,412)	654
Red Robin Gourmet Burgers			102		(18,582)	—
Tuesday Morning			(68)		(4,767)	—
T. Rowe Price Government
Reserve Fund			—		—	590
Totals			$161 #		$(71,008)	$1,244+

Supplementary Investment Schedule
	Value		Purchase		Sales	Value
Affiliate	12/31/19		Cost		Cost	3/31/20
Chuy's Holdings	$21,866	$		— $	450$	*
Hanger	55,491			—	958	30,443
Haynes International	26,641			—	1,522	14,707
Red Robin Gourmet
Burgers	25,268			376	564	6,498
Tuesday Morning	7,198			—	253	2,178
T. Rowe Price Government
Reserve Fund	166,874			¤	¤	167,370
						$221,196^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,244 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
* On the date indicated, issuer was held but not considered an affiliated company.
^ The cost basis of investments in affiliated companies was $321,443.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE SMALL-CAP STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE SMALL-CAP STOCK FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$6,569,403$	208,578$	103,823$	6,881,804
Convertible Preferred Stocks	—	—	165,553	165,553
Short-Term Investments	167,370	—	—	167,370
Total	$6,736,773$	208,578$	269,376$	7,214,727

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(66,397,000) for the period ended March 31, 2020.

($000 s)		Gain
	Beginning	(Loss)			Ending
	Balance	During	Total	Total	Balance
	1/1/20	Period	Purchases	Sales	3/31/20
Investment in Securities
Common Stocks	$118,245	$(28,579)	$14,319	$(162)	$103,823
Convertible Preferred Stocks	193,815	(37,818)	9,556	–	165,553

Total	$312,060	$(66,397)	$23,875	$(162)	$269,376

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments	Market		Valuation	Significant	Value or Range	Weighted	Impact to
in Securities	Value (000	s)	Technique(s) +	Unobservable	of Input(s)	Average of	Valuation from an
				Input(s)		Input(s) *	Increase in
							Input**

Common	$103,823		Recent	-#	-#	-#	-#
Stocks			comparable
			transaction
			price(s)
				Market	14% - 26%	23%	Decrease
				performance
				adjustment

			Expected	Discount Rate	23%	23%	Decrease
			present value	for Cost of
				Equity

T. ROWE PRICE SMALL-CAP STOCK FUND

Investments	Market		Valuation	Significant	Value or Range		Weighted		Impact to
in Securities	Value (000	s)	Technique(s) +	Unobservable	of Input(s)		Average of		Valuation from an
				Input(s)			Input(s) *		Increase in
									Input**
			Market	Enterprise	3.9x - 14.5x		7.4	x	Increase
			comparable	Value to Sales
				Multiple
				Discount for	10%		10%		Decrease
				lack of
				marketability
				Gross Profit	34%		34%		Increase
				Growth Rate
				Sales Growth	35% - 70%		57%		Increase
				Rate
				Enterprise	7.8x - 18.4x		18.0	x	Increase
				Value to Gross
				Profit Multiple
				Enterprise	7.9	x	7.9	x	Increase
				Value to
				EBITDA
				Multiple
				Projected	10.4	x	10.4	x	Increase
				Enterprise
				Value to
				EBITDA
				Multiple
				Market	14% - 26%		17%		Decrease
				performance
				adjustment

			Pricing service	Discount for	65%		65%		Decrease
				lack of
				marketability
				Market	26%		26%		Decrease
				performance
				adjustment

			Options pricing	Discount for	10%		10%		Decrease
			model	lack of
				marketability
				Risk-free rate	4%		4%		Increase

				Volatility	23%		23%		Increase

				Market	26%		26%		Decrease
				performance
				adjustment

Convertible	$165,553		Recent	-#	-#		-#		-#
Preferred			comparable
Stocks			transaction
			price(s)
				Market	17% - 26%		26%		Decrease
				performance
				adjustment

			Market	Sales Growth	12% - 70%		29%		Increase
			Comparable	Rate
				Enterprise	2.8x - 14.5x		6.9	x	Increase
				Value to Sales
				Multiple
				Discount for	10%		10%		Decrease
				lack of
				marketability

T. ROWE PRICE SMALL-CAP STOCK FUND

Investments	Market Value		Valuation	Significant	Value or Range	Weighted		Impact to Valuation
in Securities	(000	s)	Technique(s) +	Unobservable	of Input(s)	Average of		from an Increase in
				Input(s)		Input(s) *		Input**
				Enterprise	5.2x - 16.6x	10.0	x	Increase
				Value to Gross
				Profit Multiple
				Gross Profit	15% - 40%	28%		Increase
				Growth Rate
				Market	17% - 26%	25%		Decrease
				performance
				adjustment

# - No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

*Unobservable inputs were weighted by the relative fair value of the instruments.

**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.